Consolidated Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Enhanced Commodity Strategy Fund

	Principal Amount ($)	Value ($)
Corporate Bonds 29.8%
Communication Services 1.7%
Charter Communications Operating LLC, 3.579%, 7/23/2020	1,240,000	1,251,106
Clear Channel Worldwide Holdings, Inc., 144A, 9.25%, 2/15/2024	298,000	327,401
CommScope, Inc., 144A, 5.5%, 3/1/2024	1,665,000	1,712,869
Discovery Communications LLC, 3.5%, 6/15/2022	4,993,000	5,118,243
Interpublic Group of Companies, Inc., 3.5%, 10/1/2020	2,540,000	2,569,837
Oztel Holdings SPC Ltd., 144A, 5.625%, 10/24/2023	3,161,000	3,255,830
Sirius XM Radio, Inc., 144A, 4.625%, 7/15/2024	1,370,000	1,420,457
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	310,000	311,162
Tencent Holdings Ltd.:
144A, 3-month USD-LIBOR + 0.605%, 2.908% *, 1/19/2023	1,650,000	1,638,961
144A, 3.28%, 4/11/2024	14,000,000	14,378,327
VEON Holdings BV, 144A, 3.95%, 6/16/2021	1,910,000	1,931,125
		33,915,318
Consumer Discretionary 3.8%
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	2,618,000	2,650,725
D.R. Horton, Inc., 2.55%, 12/1/2020	2,755,000	2,763,154
Daimler Finance North America LLC:
144A, 2.2%, 5/5/2020	2,110,000	2,110,920
144A, 3.35%, 5/4/2021	5,958,000	6,056,151
Ford Motor Credit Co., LLC:
2.343%, 11/2/2020	4,000,000	3,976,540
2.425%, 6/12/2020	3,750,000	3,740,624
General Motors Co., 3-month USD-LIBOR + 0.900%, 3.034% *, 9/10/2021	5,000,000	4,995,352
General Motors Financial Co., Inc.:
3.2%, 7/13/2020	4,000,000	4,022,017
3-month USD-LIBOR + 0.990%, 3.279% *, 1/5/2023	7,000,000	6,902,933
3.7%, 11/24/2020	4,000,000	4,050,000
Harley-Davidson Financial Services, Inc., 144A, 4.05%, 2/4/2022	6,500,000	6,703,978
Hyundai Capital America:
144A, 3-month USD-LIBOR + 0.940%, 3.243% *, 7/8/2021	5,000,000	5,005,590
144A, 3.45%, 3/12/2021	3,333,000	3,374,904
Hyundai Capital Services, Inc., 144A, 2.625%, 9/29/2020	4,000,000	4,001,526
Nissan Motor Acceptance Corp.:
144A, 2.6%, 9/28/2022	4,000,000	4,013,174
144A, 3.65%, 9/21/2021	2,612,000	2,672,027
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	3,020,000	3,032,180
TRI Pointe Group, Inc., 4.875%, 7/1/2021	1,695,000	1,745,850
Volkswagen Group of America Finance LLC, 144A, 2.7%, 9/26/2022	4,160,000	4,179,968
		75,997,613
Consumer Staples 1.3%
Altria Group, Inc., 3.49%, 2/14/2022	3,130,000	3,211,084
BAT Capital Corp., 2.764%, 8/15/2022	7,890,000	7,959,670
Conagra Brands, Inc., 3-month USD-LIBOR + 0.750%, 3.028% *, 10/22/2020	1,670,000	1,670,341
Constellation Brands, Inc., 3-month USD-LIBOR + 0.700%, 2.858% *, 11/15/2021	3,140,000	3,140,004
General Mills, Inc., 3-month USD-LIBOR + 0.540%, 2.862% *, 4/16/2021	1,418,000	1,421,219
Kraft Heinz Foods Co., 2.8%, 7/2/2020	1,836,000	1,839,169
MARB BondCo PLC, 144A, 6.875%, 1/19/2025	3,000,000	3,136,500
Natura Cosmeticos SA, 144A, 5.375%, 2/1/2023 (a)	3,625,000	3,783,630
		26,161,617
Energy 1.8%
Andeavor Logistics LP, 3.5%, 12/1/2022	605,000	618,757
Chesapeake Energy Corp., 7.0%, 10/1/2024	3,555,000	2,550,712
Energy Transfer Operating LP, 4.25%, 3/15/2023	1,170,000	1,222,373
EQT Corp., 2.5%, 10/1/2020	7,715,000	7,702,750
MarkWest Energy Partners LP, 4.875%, 6/1/2025	3,500,000	3,755,131
Occidental Petroleum Corp., 2.9%, 8/15/2024	4,683,000	4,718,045
ONGC Videsh Ltd., REG S, 3.75%, 5/7/2023	2,000,000	2,060,987
Precision Drilling Corp., 6.5%, 12/15/2021	956,657	937,524
Range Resources Corp., 5.0%, 8/15/2022	2,800,000	2,625,000
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	4,000,000	3,400,000
Sunoco LP, 4.875%, 1/15/2023	1,220,000	1,252,025
Whiting Petroleum Corp., 5.75%, 3/15/2021	3,000,000	2,865,090
Williams Companies, Inc., 4.55%, 6/24/2024	2,200,000	2,367,873
		36,076,267
Financials 13.6%
ABN AMRO Bank NV:
144A, 2.45%, 6/4/2020	3,581,000	3,585,118
144A, 3.4%, 8/27/2021	5,635,000	5,752,500
AerCap Ireland Capital DAC:
3.95%, 2/1/2022	3,485,000	3,598,315
4.875%, 1/16/2024	2,350,000	2,537,615
Air Lease Corp.:
2.125%, 1/15/2020	4,070,000	4,067,929
4.625%, 10/1/2028	3,551,000	3,909,050
Aircastle Ltd.:
4.4%, 9/25/2023	4,345,000	4,570,598
5.5%, 2/15/2022	4,000,000	4,256,225
Ares Capital Corp., 3.5%, 2/10/2023	8,000,000	8,049,959
ASB Bank Ltd., 144A, 3.125%, 5/23/2024	10,290,000	10,609,137
Australia & New Zealand Banking Group Ltd., 2.7%, 11/16/2020	6,000,000	6,045,592
AXA Equitable Holdings, Inc., 3.9%, 4/20/2023	14,680,000	15,322,063
Banco BTG Pactual SA, 144A, 5.5%, 1/31/2023	1,365,000	1,423,026
Banco del Estado de Chile, 144A, 2.668%, 1/8/2021	1,640,000	1,640,016
Banco Santander SA, 3.125%, 2/23/2023	7,600,000	7,741,857
Barclays PLC, 4.61%, 2/15/2023	8,000,000	8,307,582
BBVA USA:
3-month USD-LIBOR + 0.730%, 2.868% *, 6/11/2021	14,000,000	13,998,620
3.5%, 6/11/2021	2,000,000	2,033,076
BPCE SA, 144A, 3.0%, 5/22/2022	1,500,000	1,522,123
Capital One Financial Corp., 3.9%, 1/29/2024	5,000,000	5,282,514
CBQ Finance Ltd.:
REG S, 5.0%, 5/24/2023	3,000,000	3,198,900
144A, 7.5%, 11/18/2019	3,000,000	3,015,000
Citibank NA, 2.844%, 5/20/2022	8,000,000	8,081,578
Citizens Bank NA, 3.25%, 2/14/2022	2,716,000	2,782,078
Credit Agricole SA, 144A, 3.375%, 1/10/2022	10,000,000	10,223,257
Credit Suisse Group AG, 144A, 3.574%, 1/9/2023	5,000,000	5,112,760
Danske Bank AS, 144A, 3.001%, 9/20/2022	4,308,000	4,323,787
Discover Bank:
3.35%, 2/6/2023	3,085,000	3,180,030
4.682%, 8/9/2028	4,500,000	4,704,727
FS KKR Capital Corp., 4.25%, 1/15/2020	5,250,000	5,263,242
Global Bank Corp., 144A, 4.5%, 10/20/2021	5,125,000	5,275,572
HSBC Holdings PLC:
3-month USD-LIBOR + 0.600%, 2.724% *, 5/18/2021	4,111,000	4,115,233
2.95%, 5/25/2021	10,000,000	10,102,994
Huarong Finance 2017 Co., Ltd., REG S, 3.375%, 1/24/2020	3,500,000	3,504,445
Huntington National Bank, 3.125%, 4/1/2022	1,840,000	1,884,165
ICICI Bank Ltd., 144A, 3.5%, 3/18/2020	3,000,000	3,010,740
ING Groep NV:
3-month USD-LIBOR + 1.000%, 3.085% *, 10/2/2023	6,000,000	6,024,474
3.15%, 3/29/2022	1,580,000	1,615,599
3.55%, 4/9/2024	3,950,000	4,126,560
Intercontinental Exchange, Inc., 3.45%, 9/21/2023	2,825,000	2,958,216
Intesa Sanpaolo SpA, 144A, 3.125%, 7/14/2022	4,455,000	4,472,268
JPMorgan Chase & Co., 3-month USD-LIBOR + 0.610%, 2.755% *, 6/18/2022	6,000,000	6,018,266
Macquarie Bank Ltd., 144A, 2.85%, 1/15/2021	6,000,000	6,043,479
Morgan Stanley, 2.72%, 7/22/2025	2,120,000	2,141,239
Nationwide Building Society, 144A, 3.622%, 4/26/2023	2,460,000	2,507,833
NatWest Markets PLC:
144A, 3-month USD-LIBOR + 1.400%, 3.504% *, 9/29/2022	8,000,000	8,059,575
5.625%, 8/24/2020 (a)	5,000,000	5,134,988
Santander Holdings U.S.A., Inc., 3.4%, 1/18/2023	6,150,000	6,293,258
Santander UK PLC, 2.125%, 11/3/2020	6,545,000	6,538,620
Skandinaviska Enskilda Banken AB, 144A, 3-month USD-LIBOR + 0.430%, 2.554% *, 5/17/2021	5,000,000	5,012,550
Standard Chartered PLC:
144A, 2.25%, 4/17/2020	6,000,000	5,994,686
144A, 4.247%, 1/20/2023	2,080,000	2,150,510
Synchrony Bank:
3.0%, 6/15/2022	4,310,000	4,369,226
3.65%, 5/24/2021	4,234,000	4,315,343
		275,808,113
Health Care 0.7%
Bausch Health Companies, Inc., 144A, 7.0%, 3/15/2024	3,200,000	3,363,072
Bayer U.S. Finance II LLC, 144A, 3-month USD-LIBOR + 0.630%, 2.736% *, 6/25/2021	5,500,000	5,493,681
Becton, Dickinson & Co., 3-month USD-LIBOR + 0.875%, 2.979% *, 12/29/2020	2,121,000	2,121,709
Mylan NV, 3.15%, 6/15/2021	2,500,000	2,531,664
		13,510,126
Industrials 1.6%
Adani Ports & Special Economic Zone Ltd., 144A, 3.95%, 1/19/2022	2,267,000	2,319,076
Avolon Holdings Funding Ltd., 144A, 5.125%, 10/1/2023	1,675,000	1,777,175
Bombardier, Inc., 144A, 6.0%, 10/15/2022	3,000,000	2,996,250
CNH Industrial Capital LLC, 3.875%, 10/15/2021	2,510,000	2,575,059
Colfax Corp., 144A, 6.0%, 2/15/2024	775,000	820,221
DAE Funding LLC, 144A, 5.25%, 11/15/2021	3,000,000	3,120,000
Delta Air Lines, Inc., 3.4%, 4/19/2021	3,636,000	3,686,785
L3Harris Technologies, Inc., 2.7%, 4/27/2020	570,000	571,141
Park Aerospace Holdings Ltd., 144A, 4.5%, 3/15/2023	2,450,000	2,535,260
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	2,065,000	2,119,826
Spirit AeroSystems, Inc., 3-month USD-LIBOR + 0.800%, 2.919% *, 6/15/2021	4,390,000	4,386,331
Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	3,500,000	3,517,500
Wabtec Corp., 3-month USD-LIBOR + 1.300%, 3.419% *, 9/15/2021	1,470,000	1,470,043
Waste Management, Inc., 2.95%, 6/15/2024	1,450,000	1,500,407
		33,395,074
Information Technology 1.7%
Broadcom Corp., 3.625%, 1/15/2024	5,000,000	5,113,050
Broadcom, Inc., 144A, 3.125%, 4/15/2021	5,613,000	5,666,844
Dell International LLC, 144A, 5.875%, 6/15/2021	685,000	695,960
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	4,545,000	4,551,294
Hewlett Packard Enterprise Co., 3-month USD-LIBOR + 0.720%, 3.009% *, 10/5/2021	2,090,000	2,090,190
Microchip Technology, Inc., 3.922%, 6/1/2021	4,353,000	4,446,050
NXP BV, 144A, 4.625%, 6/1/2023	5,961,000	6,345,255
Seagate HDD Cayman, 4.25%, 3/1/2022	436,000	450,255
VMware, Inc., 2.95%, 8/21/2022	4,800,000	4,867,231
		34,226,129
Materials 1.8%
AK Steel Corp., 7.625%, 10/1/2021	3,000,000	2,955,000
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/2020	5,000,000	5,077,411
Celanese U.S. Holdings LLC, 3.5%, 5/8/2024	1,010,000	1,047,159
CF Industries, Inc., 144A, 3.4%, 12/1/2021	680,000	691,818
Chemours Co., 6.625%, 5/15/2023	2,069,000	2,043,138
CNAC HK Finbridge Co., Ltd., REG S, 4.125%, 3/14/2021	3,000,000	3,049,460
Glencore Funding LLC, 144A, 4.125%, 3/12/2024	4,640,000	4,867,143
Hudbay Minerals, Inc., 144A, 7.25%, 1/15/2023	300,000	309,750
International Flavors & Fragrances, Inc., 3.4%, 9/25/2020	2,050,000	2,073,440
NOVA Chemicals Corp., 144A, 4.875%, 6/1/2024	1,510,000	1,552,809
Novelis Corp., 144A, 6.25%, 8/15/2024	3,800,000	3,971,000
Severstal OAO Via Steel Capital SA, 144A, 5.9%, 10/17/2022	2,000,000	2,160,000
Syngenta Finance NV, 144A, 3.698%, 4/24/2020	2,571,000	2,579,543
The Mosaic Co., 3.25%, 11/15/2022	4,190,000	4,280,963
		36,658,634
Real Estate 0.8%
Equinix, Inc., (REIT), 5.375%, 1/1/2022	2,700,000	2,760,750
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	455,000	459,645
Office Properties Income Trust, (REIT), 3.6%, 2/1/2020	8,686,000	8,705,334
Ventas Realty LP, (REIT), 3.5%, 4/15/2024	2,800,000	2,932,714
VEREIT Operating Partnership LP, (REIT), 4.125%, 6/1/2021	565,000	579,823
		15,438,266
Utilities 1.0%
CenterPoint Energy, Inc., 3.6%, 11/1/2021	2,030,000	2,083,949
Dominion Energy, Inc., 3.071%, 8/15/2024	3,159,000	3,235,942
DTE Energy Co., Series B, 2.6%, 6/15/2022	4,100,000	4,128,885
Korea East-West Power Co., Ltd., 144A, 2.625%, 6/19/2022	4,740,000	4,778,465
NextEra Energy Capital Holdings, Inc., Series H, 3.342%, 9/1/2020	4,966,000	5,021,935
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	1,330,000	1,369,900
		20,619,076
Total Corporate Bonds (Cost $593,886,791)		601,806,233
Mortgage-Backed Securities Pass-Throughs 0.4%
Federal Home Loan Mortgage Corp., 4.616% *, 6/1/2042	4,596,509	4,785,908
Federal National Mortgage Association, 3.559% *, 9/1/2042	3,603,961	3,738,188
Total Mortgage-Backed Securities Pass-Throughs (Cost $8,427,011)		8,524,096
Asset-Backed 9.1%
Automobile Receivables 3.1%
AmeriCredit Automobile Receivables Trust:
"B", Series 2016-3, 1.8%, 10/8/2021	886,793	886,084
"A3", Series 2017-2, 1.98%, 12/20/2021	2,239,782	2,238,610
"C", Series 2019-2, 2.74%, 4/18/2025	2,760,000	2,793,705
"C", Series 2016-2, 2.87%, 11/8/2021	1,461,749	1,465,064
"D", Series 2017-1, 3.13%, 1/18/2023	6,830,000	6,931,909
Avis Budget Rental Car Funding AESOP LLC, "B", Series 2014-2A, 144A, 3.29%, 2/20/2021	1,250,000	1,251,143
Canadian Pacer Auto Receivables Trust:
"A2A", Series 2018-1A, 144A, 2.7%, 8/19/2020	209,081	209,113
"A3", Series 2019-1A, 144A, 2.8%, 10/19/2023	7,170,000	7,278,769
"A2A", Series 2018-2A, 144A, 3.0%, 6/21/2021	1,175,282	1,178,410
"B", Series 2018-2A, 144A, 3.63%, 1/19/2024	1,500,000	1,544,703
Capital Auto Receivables Asset Trust, "A4", Series 2017-1, 144A, 2.22%, 3/21/2022	1,280,000	1,281,334
CPS Auto Receivables Trust:
"B", Series 2019-C, 144A, 2.63%, 8/15/2023	2,000,000	2,008,179
"B", Series 2019-B, 144A, 3.09%, 4/17/2023	1,950,000	1,969,743
"C", Series 2016-B, 144A, 4.22%, 3/15/2022	7,323,477	7,360,834
"D", Series 2016-A, 144A, 5.0%, 12/15/2021	6,000,000	6,067,989
"D", Series 2014-D, 144A, 5.33%, 11/16/2020	1,300,000	1,305,149
CPS Auto Trust, "C", Series 2016-D, 144A, 2.9%, 1/17/2023	1,809,915	1,812,470
Foursight Capital Automobile Receivables Trust, "B", Series 2018-2, 144A, 3.8%, 11/15/2023	2,110,000	2,171,047
Hertz Vehicle Financing II LP, "A", Series 2017-2A, 144A, 3.29%, 10/25/2023	5,000,000	5,114,544
Santander Drive Auto Receivables Trust:
"B", Series 2018-2, 3.03%, 9/15/2022	3,180,000	3,187,060
"C", Series 2018-5, 3.81%, 12/16/2024	4,000,000	4,073,254
World Omni Select Auto Trust, "B", Series 2018-1A, 144A, 3.68%, 7/15/2023	1,630,000	1,665,170
		63,794,283
Credit Card Receivables 0.7%
Evergreen Credit Card Trust, "C", Series 2019-2, 144A, 2.62%, 9/15/2024	1,000,000	995,730
Master Credit Card Trust II, "C", Series 2017-1A, 144A, 3.06%, 7/21/2021	4,370,000	4,370,348
Synchrony Credit Card Master Note Trust, "C", Series 2017-2, 3.01%, 10/15/2025	3,291,836	3,338,383
World Financial Network Credit Card Master Trust, "M", Series 2016-A, 2.33%, 4/15/2025	6,000,000	5,976,992
		14,681,453
Miscellaneous 5.2%
Apidos CLO XXIV, "A1BR", Series 2016-24A,144A, 3-month USD-LIBOR + 1.450%, 3.728% *, 10/20/2030	5,100,000	5,036,097
Applebee's Funding LLC, "A2I", Series 2019-1A, 144A, 4.194%, 6/7/2049	3,700,000	3,784,582
Babson CLO Ltd., "BR", Series 2015-IA, 144A, 3-month USD-LIBOR + 1.400%, 3.678% *, 1/20/2031	2,000,000	1,961,686
BlueMountain Fuji U.S. CLO II Ltd., "A1B", Series 2017-2A, 144A, 3-month USD-LIBOR + 1.350%, 3.628% *, 10/20/2030	4,000,000	3,910,648
Carlyle Global Market Strategies CLO Ltd., "BR2", Series 2014-1A, 144A, 3-month USD-LIBOR + 1.400%, 3.703% *, 4/17/2031	6,000,000	5,897,718
DB Master Finance LLC, "A2I", Series 2019-1A, 144A, 3.787%, 5/20/2049	3,172,050	3,266,577
Dell Equipment Finance Trust:
"C", Series 2017-2, 144A, 2.73%, 10/24/2022	2,000,000	2,006,474
"D", Series 2019-1, 144A, 3.45%, 3/24/2025	2,400,000	2,440,002
"C", Series 2018-1,144A, 3.53%, 6/22/2023	2,000,000	2,038,110
"C", Series 2018-2, 144A, 3.72%, 10/22/2023	3,000,000	3,079,807
Flatiron CLO Ltd., "B", Series 2018-1A, 144A, 3-month USD-LIBOR + 1.350%, 3.653% *, 4/17/2031	4,500,000	4,382,671
HPEFS Equipment Trust, "C", Series 2019-1A, 144A, 2.49%, 9/20/2029	1,140,000	1,142,555
LCM LP, "BR2", Series 2016-A, 144A, 3-month USD-LIBOR + 1.750%, 4.053% *, 10/15/2031	2,960,000	2,930,708
Madison Park Funding XII Ltd., "AR", Series 2014-12A, 144A, 3-month USD-LIBOR + 1.260%, 3.538% *, 7/20/2026	2,687,001	2,687,401
Milos CLO Ltd., "A", Series 2017-1A, 144A, 3-month USD-LIBOR + 1.250%, 3.528% *, 10/20/2030	3,500,000	3,499,947
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036	2,484,338	2,529,239
Neuberger Berman CLO XVII Ltd., "A2R2", Series 2014-18A, 144A, 3-month USD-LIBOR + 1.700%, 3.978% *, 10/21/2030	2,700,000	2,672,951
Neuberger Berman Loan Advisers CLO Ltd.:
"A2", Series 2018-29A, 144A, 3-month USD-LIBOR + 1.400%, 3.703% *, 10/19/2031	3,000,000	2,944,449
"B", Series 2018-27A, 144A, 3-month USD-LIBOR + 1.400%, 3.703% *, 1/15/2030	5,250,000	5,134,290
NRZ Excess Spread-Collateralized Notes, "B", Series 2018-PLS1, 144A, 3.588%, 1/25/2023	2,164,024	2,175,699
Octagon Investment Partners XVI Ltd., "BR", Series 2013-1A, 144A, 3-month USD-LIBOR + 1.600%, 3.903% *, 7/17/2030	6,000,000	5,915,592
Taco Bell Funding LLC, "A2I", Series 2018-1A, 144A, 4.318%, 11/25/2048	5,925,225	6,137,111
Venture XXX CLO Ltd., "A2", Series 2017-30A, 144A, 3-month USD-LIBOR + 1.350%, 3.653% *, 1/15/2031	10,000,000	9,796,370
Voya CLO Ltd.:
"A1R", Series 2015-1A, 144A, 3-month USD-LIBOR + 0.900%, 3.2% *, 1/18/2029	4,170,000	4,165,025
"A1R", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.250%, 3.553% *, 4/17/2030	3,000,000	3,000,558
"A2AR", Series 2014-2A, 144A, 3-month USD-LIBOR + 1.650%, 3.953% *, 4/17/2030	5,000,000	4,963,885
"A3R", Series 2016-3A, 144A, 3-month USD-LIBOR + 1.750%, 4.05% *, 10/18/2031	7,500,000	7,462,732
		104,962,884
Student Loans 0.1%
SLM Student Loan Trust, "A4", Series 2008-5, 3-month USD-LIBOR + 1.700%, 3.976% *, 7/25/2023	1,270,610	1,282,799
Total Asset-Backed (Cost $184,424,571)		184,721,419
Commercial Mortgage-Backed Securities 4.4%
20 Times Square Trust, "B", Series 2018-20TS, 144A, 3.203% *, 5/15/2035	2,000,000	2,052,068
Atrium Hotel Portfolio Trust, "B", Series 2018-ATRM,144A, 1-month USD-LIBOR + 1.430%, 3.458% *, 6/15/2035	6,000,000	5,996,207
BAMLL Commercial Mortgage Securities Trust, "B", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.150%, 3.178% *, 9/15/2034	9,200,000	9,220,642
BX Commercial Mortgage Trust:
"C", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.100%, 3.128% *, 11/15/2035	2,045,857	2,044,580
"B", Series 2019-IMC, 144A, 1-month USD-LIBOR + 1.300%, 3.328% *, 4/15/2034	6,500,000	6,504,071
BXP Trust, "B", Series 2017-CQHP, 144A, 1-month USD-LIBOR + 1.100%, 3.128% *, 11/15/2034	6,210,000	6,186,648
Citigroup Commercial Mortgage Trust:
"C", Series 2019-PRM, 144A, 3.896%, 5/10/2036	1,614,506	1,684,178
"M", Series 2005-EMG, 144A, 5.5%, 9/20/2051 (b)	134,790	130,104
COMM Mortgage Trust:
"AM", Series 2013-CR6, 144A, 3.147%, 3/10/2046	2,200,000	2,257,932
"AM", Series 2013-LC6, 3.282%, 1/10/2046	2,500,000	2,567,378
"B", Series 2013-CR6, 144A, 3.397%, 3/10/2046	4,238,720	4,356,784
DBGS Mortgage Trust, "B", Series 2018-5BP,144A, 1-month USD-LIBOR + 0.830%, 2.858% *, 6/15/2033	4,500,000	4,485,869
FHLMC Multifamily Structured Pass-Through Certificates:
"X1", Series K058, Interest Only, 1.056% *, 8/25/2026	23,584,735	1,297,488
"X1", Series K722, Interest Only, 1.44% *, 3/25/2023	15,080,127	552,678
GE Capital Commercial Mortgage Corp., "J", Series 2005-C2, 144A, 5.883% *, 5/10/2043	9,198	9,173
Hospitality Mortgage Trust, "B", Series 2019-HIT, 144A, 1-month USD-LIBOR + 1.350%, 3.378% *, 11/15/2036	5,710,850	5,707,268
IMT Trust, "BFL", Series 2017-APTS, 144A, 1-month USD-LIBOR + 0.950%, 2.978% *, 6/15/2034	8,000,000	7,992,497
InTown Hotel Portfolio Trust, "C", Series 2018-STAY, 144A, 1-month USD-LIBOR + 1.250%, 3.278% *, 1/15/2033	2,200,000	2,198,605
LSTAR Commercial Mortgage Trust, "A1", Series 2016-4, 144A, 1.823%, 3/10/2049	3,786,185	3,763,429
Morgan Stanley Capital I Trust:
"B", Series 2018-SUN, 144A, 1-month USD-LIBOR + 1.200%, 3.228% *, 7/15/2035	2,353,200	2,351,709
"B", Series 2019-BPR, 144A, 1-month USD-LIBOR + 2.100%, 4.128% *, 5/15/2036	1,500,000	1,499,985
"E", Series 2005-IQ10, 144A, 5.809% *, 9/15/2042	2,507,755	2,556,399
Natixis Commercial Mortgage Securities Trust, "B", Series 2018-850T, 144A, 1-month USD-LIBOR + 0.954%, 2.981% *, 7/15/2033	6,500,000	6,491,838
UBS Commercial Mortgage Trust:
"XA", Series 2017-C7, Interest Only, 1.214% *, 12/15/2050	40,491,253	2,665,256
"XA", Series 2017-C1, Interest Only, 1.733% *, 6/15/2050	37,327,843	3,388,603
Total Commercial Mortgage-Backed Securities (Cost $88,538,108)		87,961,389
Collateralized Mortgage Obligations 2.2%
Angel Oak Mortgage Trust, "A1", Series 2019-3, 144A, 2.93%, 5/25/2059	3,777,512	3,802,041
Ellington Financial Mortgage Trust, "A1FX", Series 2018-1, 144A, 4.14%, 10/25/2058	1,889,749	1,913,600
Fannie Mae Connecticut Avenue Securities:
"1M1", Series 2016-C04, 1-month USD-LIBOR + 1.450%, 3.468% *, 1/25/2029	518,480	519,306
"1M1", Series 2016-C03, 1-month USD-LIBOR + 2.000%, 4.018% *, 10/25/2028	308,644	309,546
Federal National Mortgage Association, "FB", Series 1996-44, 1-month USD-LIBOR + 0.800%, 2.945% *, 9/25/2023	30,675	30,784
Flagstar Mortgage Trust, "A4", Series 2018-4, 144A, 4.0%, 7/25/2048	2,821,329	2,830,752
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M1", Series 2017-DNA1, 1-month USD-LIBOR + 1.200%, 3.218% *, 7/25/2029	1,269,839	1,272,695
"M2", Series 2016-DNA4, 1-month USD-LIBOR + 1.300%, 3.318% *, 3/25/2029	2,476,874	2,483,335
"M2", Series 2016-DNA3, 1-month USD-LIBOR + 2.000%, 4.018% *, 12/25/2028	903,538	905,913
"M2", Series 2016-DNA2, 1-month USD-LIBOR + 2.200%, 4.218% *, 10/25/2028	111,608	111,701
"M2", Series 2015-DNA3, 1-month USD-LIBOR + 2.850%, 4.868% *, 4/25/2028	1,735,298	1,752,306
"M2", Series 2016-DNA1, 1-month USD-LIBOR + 2.900%, 5.045% *, 7/25/2028	1,915,672	1,928,633
FWDSecuritization Trust, "A1", Series 2019-INV1, 144A, 2.81%, 6/25/2049	1,913,264	1,920,853
JPMorgan Mortgage Trust:
"A15", Series 2018-9, 144A, 4.0%, 2/25/2049	1,395,003	1,395,949
"A15", Series 2018-LTV1, 144A, 4.5%, 4/25/2049	860,744	875,535
New Residential Mortgage Loan:
"A1", Series 2019-NQM3, 144A, 2.802%, 7/25/2049	2,874,125	2,880,176
"A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049	2,348,427	2,378,816
PSMC Trust, "A3", Series 2018-1, 144A, 3.5%, 2/25/2048	1,315,018	1,332,945
Sequoia Mortgage Trust:
"A10", Series 2018-CH1, 144A, 4.0%, 2/25/2048	2,930,162	2,964,938
"A10", Series 2019-CH3, 144A, 4.0%, 9/25/2049	3,300,000	3,350,791
Verus Securitization Trust:
"A1", Series 2019-INV2, 144A, 2.913%, 7/25/2059	2,927,919	2,935,803
"A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059	3,606,801	3,636,682
"A1", Series 2018-INV1, 144A, 3.626%, 3/25/2058	2,840,861	2,848,906
Total Collateralized Mortgage Obligations (Cost $44,193,687)		44,382,006
Government & Agency Obligations 38.8%
Other Government Related (c) 1.3%
Banque Ouest Africaine de Developpement, 144A, 5.5%, 5/6/2021	3,200,000	3,317,312
Eastern & Southern African Trade & Development Bank, REG S, 5.375%, 3/14/2022	1,779,000	1,828,812
Eurasian Development Bank:
144A, 4.767%, 9/20/2022	3,000,000	3,127,878
144A, 5.0%, 9/26/2020	2,163,000	2,207,004
Qatari Diar Finance Co., 144A, 5.0%, 7/21/2020	3,000,000	3,056,970
Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,770,000	2,052,279
Vnesheconombank, 144A, 6.902%, 7/9/2020 (a)	9,913,000	10,205,870
		25,796,125
Sovereign Bonds 0.1%
Export-Import Bank of Korea, 3.5%, 11/27/2021	1,455,000	1,496,845
U.S. Treasury Obligations 37.4%
U.S. Treasury Floating Rate Notes:
3-month U.S. Treasury Bill Money Market Yield + 0.043%, 1.892% *, 7/31/2020 (d)	70,000,000	69,929,040
3-month U.S. Treasury Bill Money Market Yield + 0.045%, 1.894% *, 10/31/2020 (d)	80,000,000	79,873,954
3-month U.S. Treasury Bill Money Market Yield + 0.115%, 1.964% *, 1/31/2021 (d)	80,000,000	79,893,171
3-month U.S. Treasury Bill Money Market Yield + 0.139%, 1.988% *, 4/30/2021 (d)	80,000,000	79,875,369
U.S. Treasury Notes:
1.125%, 3/31/2020	50,000,000	49,816,406
1.25%, 3/31/2021	40,000,000	39,709,375
1.375%, 4/30/2020	50,000,000	49,853,516
1.625%, 4/30/2023	50,000,000	50,072,265
1.75%, 11/30/2021	75,000,000	75,166,992
2.5%, 1/31/2021	25,000,000	25,234,375
2.5%, 8/15/2023	50,000,000	51,736,328
2.5%, 1/31/2024	25,000,000	25,967,774
2.5%, 5/15/2024	25,000,000	26,029,297
2.75%, 5/31/2023	50,000,000	52,078,125
		755,235,987
Total Government & Agency Obligations (Cost $775,840,204)		782,528,957
Loan Participations and Assignments 1.7%
Senior Loans *
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.294%, 2/16/2024	512,551	514,858
1199169 B.C. Unlimited Liability Co., Term Loan B2, 3-month USD LIBOR + 4.000%, 6.104%, 4/6/2026	42,038	42,287
Acadia Healthcare Co., Inc., Term Loan B3, 1-month USD LIBOR + 2.500%, 4.544%, 2/11/2022	322,506	323,388
Advantage Sales & Marketing, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.294%, 7/23/2021	70,965	66,451
Albertson's LLC, Term Loan B8, 1-month USD LIBOR + 2.750%, 4.794%, 8/17/2026	154,470	155,614
Almonde, Inc.,
First Lien Term Loan, 2-month USD-LIBOR + 3.500%, 5.696%, 6/13/2024	19,424	18,939
First Lien Term Loan, 6-month USD-LIBOR + 3.500%, 5.696%, 6/13/2024	125,856	122,716
Altice Financing SA, First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.807%, 1/31/2026	197,630	193,134
Altra Industrial Motion Corp., Term Loan B, 1-month USD LIBOR + 2.000%, 4.044%, 10/1/2025	344,773	344,773
AMC Entertainment Holdings, Inc., Term Loan B, 6-month USD LIBOR + 3.000%, 5.23%, 4/22/2026	134,325	135,015
American Airlines, Inc., Term Loan, 1-month USD LIBOR + 2.000%, 4.028%, 12/14/2023	658,431	658,902
American Axle and Manufacturing, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.27%, 4/6/2024	74,442	73,113
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.53%, 4/6/2024	18,508	18,178
American Builders & Contractors Supply Co., Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.044%, 10/31/2023	267,685	267,935
AmWINS Group, Inc.:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.794%, 1/25/2024	175,136	175,451
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.807%, 1/25/2024	41,805	41,881
Aramark Services, Inc., Term Loan B2, 1-month USD LIBOR + 1.750%, 3.794%, 3/28/2024	147,637	148,098
Aristocrat Technologies, Inc., First Lien Term Loan, 3-month USD LIBOR + 1.750%, 4.028%, 10/19/2024	164,609	165,348
Asurion LLC:
Term Loan B4, 1-month USD LIBOR + 3.000%, 5.044%, 8/4/2022	194,862	195,836
Term Loan B6, 1-month USD LIBOR + 3.000%, 5.044%, 11/3/2023	371,678	373,537
Avaya, Inc.:
Term Loan B, 1-month USD-LIBOR + 4.250%, 6.278%, 12/15/2024	52,836	50,343
Term Loan B, 2-month USD-LIBOR + 4.250%, 6.43%, 12/15/2024	31,520	30,033
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan B3, 1-month USD LIBOR + 1.750%, 3.794%, 1/15/2025	383,462	385,362
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 3-month USD LIBOR + 1.750%, 3.854%, 6/1/2024	985,000	986,689
Banff Merger Sub, Inc., Term Loan B, 1-month USD LIBOR + 4.250%, 6.294%, 10/2/2025	74,438	71,764
Bass Pro Group LLC, Term Loan B, 1-month USD LIBOR + 5.000%, 7.044%, 9/25/2024	103,939	100,301
Bausch Health Companies, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.039%, 6/2/2025	682,084	685,638
Beacon Roofing Supply, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.294%, 1/2/2025	312,611	312,286
Belron Finance U.S. LLC, Term Loan B, 3-month USD LIBOR + 2.250%, 4.459%, 11/7/2024	62,568	62,841
Berry Global, Inc., Term Loan U, 1-month USD LIBOR + 2.500%, 4.549%, 7/1/2026	169,575	170,590
BJ's Wholesale Club, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.786%, 2/3/2024	104,211	104,666
Boyd Gaming Corp., Term Loan B3, 1-week USD LIBOR + 2.250%, 4.166%, 9/15/2023	313,688	315,060
Brand Energy & Infrastructure Services, Inc.:
Term Loan, 3-month USD-LIBOR + 4.250%, 6.354%, 6/21/2024	188	185
Term Loan, 3-month USD-LIBOR + 4.250%, 6.509%, 6/21/2024	38,957	38,178
Term Loan, 2-month USD-LIBOR + 4.250%, 6.521%, 6/21/2024	34,538	33,847
BrightView Landscapes LLC:
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.563%, 8/15/2025	123,827	124,446
First Lien Term Loan B, 1-month USD-LIBOR + 2.500%, 4.938%, 8/15/2025	102,608	103,121
Burlington Coat Factory Warehouse Corp., Term Loan B5, 1-month USD LIBOR + 2.000%, 4.03%, 11/17/2024	200,590	201,492
BWAY Holding Co., Term Loan B, 3-month USD LIBOR + 3.250%, 5.59%, 4/3/2024	195,990	192,206
Cabot Microelectronics Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.313%, 11/14/2025	62,902	63,217
Caesars Entertainment Operating Co., Term Loan, 1-month USD LIBOR + 2.000%, 4.044%, 10/6/2024	408,939	409,195
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD LIBOR + 2.750%, 4.794%, 12/22/2024	315,628	313,913
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.61%, 1/15/2024	330,803	332,075
Camelot UK Holdco Ltd., Term Loan, 1-month USD LIBOR + 3.250%, 5.294%, 10/3/2023	139,245	140,276
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.794%, 1/31/2025	356,657	354,776
Change Healthcare Holdings LLC, Term Loan B, 1-month USD LIBOR + 2.500%, 4.544%, 3/1/2024	244,621	243,812
Charter Communications Operating LLC, Term Loan B, 3-month USD LIBOR + 2.000%, 4.05%, 4/30/2025	884,250	890,608
Clark Equipment Co., Term Loan B, 3-month USD LIBOR + 2.000%, 4.104%, 5/18/2024	46,668	46,833
Clear Channel Outdoor Holdings, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 5.544%, 8/21/2026	200,000	200,839
Colorado Buyer, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.04%, 5/1/2024	41,895	37,990
CommScope, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 5.294%, 4/6/2026	280,000	279,500
Covia Holdings Corp., Term Loan, 3-month USD LIBOR + 4.000%, 6.313%, 6/1/2025	125,505	103,014
Crown Finance U.S., Inc.:
Term Loan, 3-month USD LIBOR + 2.500%, 4.544%, 9/30/2026	150,000	149,906
Term Loan, 1-month USD LIBOR + 2.250%, 4.294%, 2/28/2025	301,629	300,009
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.278%, 7/17/2025	586,500	587,075
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.294%, 8/12/2026	230,000	231,569
Deerfield Dakota Holding LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.294%, 2/13/2025	84,358	83,113
Dell International LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.05%, 9/19/2025	523,103	526,187
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD LIBOR + 2.500%, 4.544%, 2/1/2024	289,430	286,463
DTZ U.S. Borrower LLC, Term Loan B, 1-month USD LIBOR + 3.250%, 5.294%, 8/21/2025	178,200	178,757
Dynasty Acquisition Co., Inc., Term Loan B1, 3-month USD LIBOR + 4.000%, 6.104%, 4/6/2026	76,433	76,887
Edelman Financial Center LLC, First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.307%, 7/21/2025	64,513	64,691
Eldorado Resorts LLC:
Term Loan B, 3-month USD-LIBOR + 2.250%, 4.313%, 4/17/2024	111,653	111,630
Term Loan B, 1-month USD-LIBOR + 2.250%, 4.313%, 4/17/2024	85,280	85,262

Endo Luxembourg Finance Company I S.a r.l., Term Loan B, 1-month USD LIBOR + 4.250%, 6.296%, 4/29/2024	43,064	39,329
Energizer Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.375%, 12/17/2025	306,845	307,421
Envision Healthcare Corp., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.794%, 10/10/2025	188,375	154,291
EWT Holdings III Corp., Term Loan, 1-month USD LIBOR + 3.000%, 5.044%, 12/20/2024	39,165	39,361
Filtration Group Corp., First Lien Term Loan, 1-month USD LIBOR + 3.000%, 5.044%, 3/29/2025	74,666	74,959
Financial & Risk U.S. Holdings, Inc., Term Loan, 1-month USD LIBOR + 3.750%, 5.794%, 10/1/2025	64,513	64,929
Flex Acquisition Co., Inc., First Lien Term Loan, 3-month USD LIBOR + 3.000%, 5.319%, 12/29/2023	101,353	97,907
Flexential Intermediate Corp., First Lien Term Loan, 3-month USD LIBOR + 3.500%, 5.604%, 8/1/2024	64,344	55,778
Forterra Finance LLC, Term Loan B, 1-month USD LIBOR + 3.000%, 5.044%, 10/25/2023	44,636	42,349
Frontier Communications Corp., Term Loan B1, 1-month USD LIBOR + 3.750%, 5.8%, 6/15/2024	195,500	195,431
Garda World Security Corp.:
Term Loan B, 3-month USD LIBOR + 3.500%, 5.632%, 5/24/2024	417,526	418,438
Term Loan B, PRIME + 2.500%, 7.5%, 5/24/2024	1,071	1,073
Gentiva Health Services, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.813%, 7/2/2025	188,290	189,585
GFL Environmental, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.044%, 5/30/2025	182,738	181,482
Golden Nugget, Inc.:
Term Loan B, 1-month USD LIBOR + 2.750%, 4.794%, 10/4/2023	143,082	143,127
Term Loan B, 1-month USD LIBOR + 2.750%, 4.807%, 10/4/2023	115,395	115,431
Gray Television, Inc., Term Loan C, 3-month USD LIBOR + 2.500%, 4.832%, 1/2/2026	218,350	219,426
Grifols Worldwide Operations U.S.A., Inc., Term Loan, 1-week USD LIBOR + 2.250%, 4.197%, 1/31/2025	435,384	438,127
Gulf Finance LLC
Term Loan B, 3-month USD-LIBOR + 5.250%, 7.36%, 8/25/2023	17,837	13,668
Term Loan B, 1-month USD-LIBOR + 5.250%, 7.36%, 8/25/2023	29,876	22,892
H.B. Fuller Co., Term Loan B, 1-month USD LIBOR + 2.000%, 4.044%, 10/20/2024	338,578	337,674
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.544%, 8/18/2023	50,000	48,660
HCA, Inc., Term Loan B10, 1-month USD LIBOR + 2.000%, 4.044%, 3/13/2025	295,608	296,958
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 3.768%, 6/22/2026	420,000	422,967
Horizon Pharma, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.625%, 5/22/2026	322,102	323,260
Hostess Brands LLC, Term Loan, 3-month USD LIBOR + 2.250%, 4.282%, 8/3/2025	400,000	400,536
Hub International Ltd., Term Loan B, 3-month USD LIBOR + 3.000%, 5.267%, 4/25/2025	169,286	167,603
IAA, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.313%, 6/28/2026	81,755	82,266
Ineos U.S. Finance LLC, Term Loan B, 2-month USD LIBOR + 2.000%, 4.044%, 3/31/2024	254,215	251,627
ION Media Networks, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.063%, 12/18/2024	442,622	442,135
IQVIA, Inc., Term Loan B2, 3-month USD LIBOR + 2.000%, 4.104%, 1/17/2025	126,502	127,293
JBS USA Lux S.A., Term Loan B, 1-month USD LIBOR + 2.500%, 4.546%, 5/1/2026	565,906	569,208
Jeld-Wen, Inc., First Lien Term Loan, 3-month USD LIBOR + 2.000%, 4.104%, 12/14/2024	132,331	132,546
KAR Auction Services, Inc., Term Loan B6, 1-month USD LIBOR + 2.250%, 4.313%, 9/13/2026	150,205	151,097
Kronos, Inc., Term Loan B, 3-month USD LIBOR + 3.000%, 5.253%, 11/1/2023	187,974	188,529
Lands' End, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 5.294%, 4/4/2021	35,472	34,325
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.294%, 2/22/2024	500,000	501,562
Lower Cadence Holdings LLC, Term Loan B, 1-month USD LIBOR + 4.000%, 6.054%, 5/22/2026	134,662	131,591
LPL Holdings, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 4.304%, 9/23/2024	264,294	266,029
MA FinanceCo., LLC, Term Loan B3, 1-month USD LIBOR + 2.500%, 4.544%, 6/21/2024	30,830	30,496
Mallinckrodt International Finance SA, Term Loan B, 3-month USD LIBOR + 2.750%, 4.863%, 9/24/2024	30,844	23,249
McAfee LLC, Term Loan B, 1-month USD LIBOR + 3.750%, 5.794%, 9/30/2024	104,472	104,834
Mediacom Illinois LLC, Term Loan N, 1-week USD LIBOR + 1.750%, 3.68%, 2/15/2024	316,694	317,948
Messer Industries GmbH, Term Loan, 3-month USD LIBOR + 2.500%, 4.604%, 3/1/2026	104,475	104,410
MGM Growth Properties Operating Partnership LP, Term Loan B, 1-month USD LIBOR + 2.000%, 4.044%, 3/21/2025	228,226	229,066
Mission Broadcasting, Inc., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.35%, 1/17/2024	43,707	43,817
MPH Acquisition Holdings LLC, Term Loan B, 3-month USD LIBOR + 2.750%, 4.854%, 6/7/2023	157,414	150,396
NASCAR Holdings, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.628%, 7/27/2026	45,000	45,355
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.294%, 10/20/2025	109,175	107,446
Nexstar Broadcasting, Inc., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.294%, 1/17/2024	219,406	219,955
Nielsen Finance LLC, Term Loan B4, 1-month USD LIBOR + 2.000%, 4.042%, 10/4/2023	494,937	495,246
Numericable Group SA, Term Loan B11, 1-month USD LIBOR + 2.750%, 4.794%, 7/31/2025	179,541	175,613
Parexel International Corp., Term Loan B, 1-month USD LIBOR + 2.750%, 4.794%, 9/27/2024	88,964	84,691
Penn National Gaming, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.250%, 4.294%, 10/15/2025	44,432	44,715
Prime Security Services Borrower LLC, Term Loan B1, 1-week USD LIBOR + 3.250%, 5.21%, 9/23/2026	121,499	120,341
Quikrete Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 2.750%, 4.794%, 11/15/2023	161,896	161,511
Rexnord LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.044%, 8/21/2024	195,252	196,572
Reynolds Group Holdings, Inc., Term Loan, 1-month USD LIBOR + 2.750%, 4.794%, 2/5/2023	374,222	375,337
Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.044%, 2/22/2024	345,343	347,187
SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.05%, 4/11/2025	480,172	481,051
Scientific Games International, Inc.:
Term Loan B5, 1-month USD-LIBOR + 2.750%, 4.794%, 8/14/2024	20,122	19,981
Term Loan B5, 2-month USD-LIBOR + 2.750%, 4.896%, 8/14/2024	83,303	82,720
Seattle Spinco, Inc., Term Loan B3, 1-month USD LIBOR + 2.500%, 4.544%, 6/21/2024	208,204	205,948
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD LIBOR + 3.250%, 5.294%, 12/31/2025	109,175	107,529
Six Flags Theme Parks, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.05%, 4/17/2026	334,162	334,998
Sprint Communications, Inc., First Lien Term Loan B, 1-month USD LIBOR + 2.500%, 4.563%, 2/2/2024	875,034	870,111
SRAM LLC, Delayed Draw Term Loan, 1-week USD LIBOR + 2.750%, 4.68%, 3/15/2024	225,000	226,406
SRS Distribution Inc., First Lien Term Loan, 1-month USD LIBOR + 3.250%, 5.294%, 5/23/2025	79,200	77,374
SS&C Technologies Holdings Europe S.a.r.l., Term Loan B4, 1-month USD LIBOR + 2.250%, 4.294%, 4/16/2025	74,553	74,896
SS&C Technologies, Inc.:
Term Loan B3, 1-month USD LIBOR + 2.250%, 4.294%, 4/16/2025	112,870	113,389
Term Loan B5, 1-month USD LIBOR + 2.250%, 4.294%, 4/16/2025	159,140	159,977
Staples, Inc., 7 Year Term Loan, 3-month USD LIBOR + 5.000%, 7.123%, 4/16/2026	64,838	64,041
Telesat Canada, Term Loan B4, 3-month USD LIBOR + 2.500%, 4.83%, 11/17/2023	237,497	238,417
Tempo Acquisition LLC, Term Loan, 1-month USD LIBOR + 3.000%, 5.044%, 5/1/2024	293,985	295,395
Tenneco, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.044%, 10/1/2025	127,033	119,689
The Chemours Co., Term Loan B, 1-month USD LIBOR + 1.750%, 3.8%, 4/3/2025	169,767	164,186
The Stars Group Holdings BV, Term Loan, 3-month USD LIBOR + 3.500%, 5.604%, 7/10/2025	111,759	112,393
Titan Acquisition Ltd., Term Loan B, 1-month USD LIBOR + 3.000%, 5.044%, 3/28/2025	89,320	85,981
TKC Holdings, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.750%, 5.8%, 2/1/2023	101,278	99,741
TransDigm, Inc., Term Loan E, 3-month USD LIBOR + 2.500%, 4.544%, 5/30/2025	707,384	705,495
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 3-month USD LIBOR + 5.000%, 7.104%, 5/29/2026	85,000	77,198
Tronox Finance LLC:
Term Loan B, 1-month USD-LIBOR + 2.750%, 4.794%, 9/23/2024	146,387	146,532
Term Loan B, 3-month USD-LIBOR + 2.750%, 4.854%, 9/23/2024	94,000	94,093
U.S. Foods, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.044%, 6/27/2023	483,750	486,118
United Airlines, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 3.794%, 4/1/2024	245,320	245,818
Univar, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.294%, 7/1/2024	350,000	351,421
Univision Communications, Inc., Term Loan C5, 1-month USD LIBOR + 2.750%, 4.794%, 3/15/2024	155,785	151,753
Verifone Systems, Inc., First Lien Term Loan, 3-month USD LIBOR + 4.000%, 6.136%, 8/20/2025	234,222	224,385
Verscend Holding Corp., Term Loan B, 1-month USD LIBOR + 4.500%, 6.544%, 8/27/2025	102,427	102,961
Virgin Media Bristol LLC, Term Loan K, 1-month USD LIBOR + 2.500%, 4.528%, 1/15/2026	281,538	282,052
Vistra Operations Company LLC:
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.025%, 12/31/2025	76,675	76,989
First Lien Term Loan B3, 1-month USD-LIBOR + 2.000%, 4.044%, 12/31/2025	113,462	113,928
Wand NewCo 3, Inc., First Lien Term Loan, 1-month USD LIBOR + 3.500%, 5.542%, 2/5/2026	104,737	105,392
Weight Watchers International, Inc., Term Loan B, 3-month USD LIBOR + 4.750%, 6.86%, 11/29/2024	148,558	149,069
Welbilt, Inc., Term Loan B, 1-month USD LIBOR + 2.500%, 4.544%, 10/23/2025	133,000	133,499
Western Digital Corp., Term Loan B4, 3-month USD LIBOR + 1.750%, 3.862%, 4/29/2023	433,917	433,555
WMG Acquisition Corp., Term Loan F, 1-month USD LIBOR + 2.125%, 4.169%, 11/1/2023	160,000	160,360
XPO Logistics, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.044%, 2/24/2025	250,000	251,520
Zayo Group LLC, Term Loan, 1-month USD LIBOR + 2.250%, 4.294%, 1/19/2024	808,475	811,256
Ziggo Secured Finance Partnership, Term Loan E, 1-month USD LIBOR + 2.500%, 4.528%, 4/15/2025	300,000	299,758
Total Loan Participations and Assignments (Cost $34,561,567)		34,508,529
Short-Term U.S. Treasury Obligations 2.0%
U.S. Treasury Bills:
1.762% **, 7/16/2020 (e)	40,000,000	39,432,838
2.573% **, 10/10/2019	990,000	989,562
2.574% **, 10/10/2019	30,000	29,987
Total Short-Term U.S. Treasury Obligations (Cost $40,453,546)		40,452,387
	Shares	Value ($)
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (f) (g) (Cost $2,697,972)	2,697,972	2,697,972
Cash Equivalents 14.3%
DWS Central Cash Management Government Fund, 1.96% (f)	187,120,912	187,120,912
DWS ESG Liquidity Fund "Capital Shares", 2.14% (f)	100,941,590	100,951,684
Total Cash Equivalents (Cost $288,068,982)		288,072,596
	% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $2,061,092,439)	102.8	2,075,655,584
Other Assets and Liabilities, Net	(2.8)	(57,000,315)
Net Assets	100.0	2,018,655,269

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 6/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Securities Lending Collateral 0.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.84% (f) (g)
12,064,797	—	9,366,825 (h)	—	—	6,836	—	2,697,972	2,697,972
Cash Equivalents 14.3%
DWS Central Cash Management Government Fund, 1.96% (f)
73,209,011	1,035,015,677	921,103,776	—	—	1,016,514	—	187,120,912	187,120,912
DWS ESG Liquidity Fund "Capital Shares", 2.14% (f)
143,164,257	20,795,779	63,012,600	4,198	50	688,361	—	100,941,590	100,951,684
228,438,065	1,055,811,456	993,483,201	4,198	50	1,711,711	—	290,760,474	290,770,568

* Variable or floating rate security. These securities are shown at their current rate as of September 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
** Annualized yield at time of purchase; not a coupon rate.
(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2019 amounted to $2,607,396, which is 0.1% of net assets.
(b) Investment was valued using significant unobservable inputs.
(c) Government-backed debt issued by financial companies or government sponsored enterprises.
(d) At September 30, 2019, this security has been pledged, in whole or in part, as collateral for open commodity-linked rate swap contracts.
(e) At September 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CJSC: Closed Joint Stock Company
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PRIME: Interest rate charged by banks to their most credit worthy customers.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
S&P GSCI: Standard & Poor's Goldman Sachs Commodity Index
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
LME Copper Futures	USD	10/9/2019	200	29,155,000	28,507,350	(647,650)
LME Copper Futures	USD	12/24/2019	280	40,517,071	40,062,610	(454,461)
Gold 100 oz Futures	USD	12/27/2019	270	41,158,256	39,768,300	(1,389,956)
Natural Gas Futures	USD	10/29/2019	4,775	114,017,952	111,257,500	(2,760,452)
LME Nickel Futures	USD	10/16/2019	660	61,853,693	68,108,040	6,254,347
LME Nickel Futures	USD	12/18/2019	500	48,170,100	51,195,000	3,024,900
LME Nickel Futures	USD	12/16/2020	500	53,619,600	50,835,000	(2,784,600)
Soybean Futures	USD	11/14/2019	850	38,224,305	38,505,000	280,695
Total net unrealized apppreciation						1,522,823
At September 30, 2019, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
LME Copper Futures	USD	10/9/2019	200	29,775,000	28,507,350	1,267,650
Natural Gas Futures	USD	3/27/2020	3,975	91,376,007	90,789,000	587,007
LME Nickel Futures	USD	10/16/2019	660	55,669,831	68,108,040	(12,438,209)
LME Nickel Futures	USD	12/18/2019	500	53,747,400	51,195,000	2,552,400
LME Nickel Futures	USD	12/16/2020	500	48,450,300	50,835,000	(2,384,700)
LME Zinc Futures	USD	12/24/2019	1,225	70,237,300	72,942,625	(2,705,325)
Total net unrealized depreciation						(13,121,177)

Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At September 30, 2019, open commodity-linked swap contracts were as follows:

Bilateral Swaps
Pay/Receive Return of the Reference Index	Expiration Date	Counterparty	Notional Amount	Fixed Fee Received/ (Paid) by the Fund	Frequency	Value ($) (i)
Long Positions
Barclays-Commodity Strategy 1500 Index/BXCS1500	10/15/2019	Barclays Bank PLC	15,700,000	(0.48%)	At Expiration	(839,134)
Barclays-Commodity Strategy 1610 Index/BXCS1610	10/15/2019	Barclays Bank PLC	19,890,000	(0.57%)	At Expiration	(386,299)
Barclays-Commodity Strategy 1721 Index/BXCS1721	10/15/2019	Barclays Bank PLC	19,890,000	(0.55%)	At Expiration	(46,308)
Barclays EFS Custom Commodity Basket 08 Index/ BEFSCB08	10/15/2019	Barclays Bank PLC	40,000,000	—	At Expiration	131,938
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2019	Canadian Imperial Bank of Commerce	47,100,000	(0.18%)	At Expiration	(1,730,958)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2019	Goldman Sachs & Co.	33,570,000	(0.13%)	At Expiration	(1,233,033)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2019	Credit Suisse International	54,520,000	(0.16%)	At Expiration	(2,003,201)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2019	Merrill Lynch International Ltd.	32,360,000	(0.12%)	At Expiration	(1,188,456)
Bloomberg Commodity Index 3 Month Forward/BCOMF3	10/15/2019	BNP Paribas	65,430,000	(0.14%)	At Expiration	(2,403,525)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/15/2019	Macquarie Bank Ltd.	39,260,000	(0.17%)	At Expiration	(1,228,036)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/15/2019	Merrill Lynch International Ltd.	32,360,000	(0.19%)	At Expiration	(1,012,472)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/15/2019	BNP Paribas	65,430,000	(0.16%)	At Expiration	(2,046,354)
Bloomberg Commodity Index 6 Month Forward/BCOMF6	10/15/2019	Morgan Stanley	54,520,000	(0.20%)	At Expiration	(1,706,033)
Bloomberg Commodity Index Lean Hog Subindex/BCOMLH	10/15/2019	Goldman Sachs & Co.	30,000,000	(0.15%)	At Expiration	814,931
Bloomberg Commodity Index/BCOM	10/15/2019	Goldman Sachs & Co.	28,770,000	(0.10%)	At Expiration	(1,280,028)
Bloomberg Commodity Index/BCOM	10/15/2019	Barclays Bank PLC	36,640,000	(0.11%)	At Expiration	(1,630,329)
Bloomberg Commodity Index/BCOM	10/15/2019	Macquarie Bank Ltd.	91,600,000	(0.12%)	At Expiration	(4,076,196)
Bloomberg Commodity Index/BCOM	10/15/2019	Credit Suisse International	54,520,000	(0.11%)	At Expiration	(2,425,915)
Bloomberg Commodity Index/BCOM	10/15/2019	JPMorgan Chase Securities, Inc.	94,200,000	(0.09%)	At Expiration	(4,190,738)
Bloomberg Commodity Index/BCOM	10/15/2019	Morgan Stanley	54,520,000	(0.12%)	At Expiration	(2,426,137)
CIBC Commodity Backwardation 1 Year Broad Diversified Excess Return Index/CIBZB1BD	10/15/2019	Canadian Imperial Bank of Commerce	15,910,000	(0.32%)	At Expiration	(207,310)
CIBC Milling Wheat Index/CIBZCA	10/15/2019	Canadian Imperial Bank of Commerce	37,820,000	(0.23%)	At Expiration	654,408
Citi Custom CiVICS 7 Excess Return/CVICSER7	10/15/2019	Citigroup, Inc.	200,850,000	(0.10%)	At Expiration	(13,764,340)
Goldman Sachs Commodity COT Strategy COT3/ABGSCOT3	10/15/2019	Goldman Sachs & Co.	39,790,000	(0.35%)	At Expiration	12,795
JPMorgan Alpha Select Alternative Benchmark Index/JMABDJSE	10/15/2019	JPMorgan Chase Securities, Inc.	31,830,000	(0.33%)	At Expiration	199,741
Merrill Lynch Backwardation Momentum Long Only Excess Return Index/MLCXAKLE	10/15/2019	Merrill Lynch International Ltd.	23,870,000	(0.35%)	At Expiration	(1,570,623)
Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index/MLCXAPRE	10/15/2019	Merrill Lynch International Ltd.	27,740,000	(0.14%)	At Expiration	(1,234,653)
Modified Strategy D177 on the Bloomberg Commodity Index/ENHG177P	10/15/2019	Goldman Sachs & Co.	33,570,000	(0.43%)	At Expiration	(1,503,965)
RBC Enhanced Commodity Basket 01 Excess Return Index/RBCAEC01	10/15/2019	Royal Bank of Canada	39,260,000	(0.11%)	At Expiration	(1,437,234)
RBC Enhanced Commodity D01 Excess Return Index/RBCADC01	10/15/2019	Royal Bank of Canada	39,260,000	(0.20%)	At Expiration	(1,408,856)
RBC Enhanced Commodity D03 Index/RBCADC03	10/15/2019	Royal Bank of Canada	52,340,000	(0.15%)	At Expiration	(2,025,457)
S&P GSCI Palladium Index Excess Return/SPGCPAP	10/15/2019	Morgan Stanley	40,000,000	(0.16%)	At Expiration	111,128
Societe Generale Commodity Index/SGCOM11S	10/15/2019	Societe Generale	52,340,000	(0.05%)	At Expiration	(2,224,806)
Societe Generale M Po 3 U Index/SGCOL45E	10/15/2019	Societe Generale	39,260,000	(0.16%)	At Expiration	(1,492,230)
Societe Generale M Po 4 U Index/SGCOM15E	10/15/2019	Societe Generale	39,260,000	(0.18%)	At Expiration	(1,447,076)
UBS Custom Commodity Index/UBSIB163	10/15/2019	UBS AG	84,600,000	(0.26%)	At Expiration	(6,820,076)

Index Description	Ticker	Notional Amount ($)	Index Weight (%)	Value ($)

Bloomberg Commodity Index	BCOM	78,520,000	46.3	(3,499,442)
Bloomberg Commodity Index 3 Month Forward	BCOMF3	26,170,000	15.5	(959,834)
Bloomberg Commodity Index 2- 4-6 Month Forward Blend	BCOMF246	26,170,000	15.5	(940,150)
Bloomberg Aluminum Subindex	BCOMAL	38,340,000	22.7	(1,420,650)
Total UBS Custom Commodity Index				(6,820,076)

Short Positions
Bloomberg Gold Subindex/BCOMGC	10/15/2019	UBS AG	43,780,000	(0.02%)	At Expiration	968,208
Bloomberg Energy Subindex/BCOMEN	10/15/2019	Citigroup, Inc.	63,825,611	(0.07%)	At Expiration	2,367,554
Bloomberg Heating Oil Subindex/BCOMHO	10/15/2019	UBS AG	51,970,000	(0.02%)	At Expiration	2,656,774
Bloomberg West Texas Intermediate Crude Oil/BCOMCL	10/15/2019	UBS AG	8,820,000	(0.02%)	At Expiration	624,532
Total net unrealized depreciation						(58,447,769)

(i)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Currency Abbreviation
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of September 30, 2019, the Fund held $361,971,405 in the Subsidiary, representing 17.2% of the Fund's total assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Corporate Bonds	$—	$601,806,233	$—	$601,806,233
Mortgage-Backed Securities Pass-Throughs	—	8,524,096	—	8,524,096
Asset-Backed	—	184,721,419	—	184,721,419
Commercial Mortgage-Backed Securities	—	87,831,285	130,104	87,961,389
Collateralized Mortgage Obligations	—	44,382,006	—	44,382,006
Government & Agency Obligations	—	782,528,957	—	782,528,957
Loan Participations and Assignments	—	34,508,529	—	34,508,529
Short-Term U.S. Treasury Obligations	—	40,452,387	—	40,452,387
Short-Term Investments (j)	290,770,568	—	—	290,770,568
Derivatives (k)
Futures Contracts	13,966,999	—	—	13,966,999
Commodity-Linked Swap Contracts	—	8,542,009	—	8,542,009
Total	$304,737,567	$1,793,296,921	$130,104	$2,098,164,592
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (k)
Futures Contracts	$(25,565,353)	$—	$—	$(25,565,353)
Commodity-Linked Swap Contracts	—	(66,989,778)	—	(66,989,778)
Total	$(25,565,353)	$(66,989,778)	$—	$(92,555,131)

(j)	See Consolidated Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and commodity-linked swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps
Commodity Contracts	$ (11,598,354)	$ (58,447,769)